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                            MUTUAL FUND SELECT GROUP
                         JPMORGAN SELECT BALANCED FUND

                       SUPPLEMENT DATED DECEMBER 12, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002

    Effective immediately, JPMorgan Select Balanced Fund will no longer be offering its shares.

                                                                    SUP-SBS-1202
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                             JPMORGAN SELECT FUNDS

                         JPMORGAN SELECT BALANCED FUND

                       SUPPLEMENT DATED DECEMBER 12, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2002

    Effective immediately, JPMorgan Select Balanced Fund will no longer be offering its shares.

                                                                   SUP-SBPR-1202